Business And Summary Of Significant Accounting Policies (Ranges Of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years